As filed on June 5, 2003
                                                             File No. 333-105596

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                               AMENDMENT NO. 1 TO
                                    FORM N-14
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                             FIRST FOCUS FUNDS, INC.

               (Exact Name of Registrant as Specified in Charter)

                                1620 Dodge Street
                              Omaha, Nebraska 68197

                    (Address of Principal Executive Offices)

                                 (402) 341-0500

                        (Area Code and Telephone Number)

                                   Meg Davies
                           c/o First Focus Funds, Inc.
                          1620 Dodge Street, Stop 1071
                              Omaha, Nebraska 68197

                     (Name and Address of Agent for Service)

                                   Copies to:

     Donald F. Burt, Esq.                       John C. Munch, Esq.
     Cline, Williams, Wright,                   c/o SEI Investments Company
        Johnson & Oldfather, L.L.P.             Oaks, Pennsylvania 19456
     1900 U.S. Bank Building
     233 South 13th Street
     Lincoln, Nebraska 68508

Title of Securities Being Registered: First Focus Income Fund Common Stock.

Approximate Date of Proposed Public Offering: As soon as possible after the effective date of this Registration Statement.

No filing fee is required under the Securities Act of 1933 because an indefinite number of shares of Common Stock of Registrant have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

It is proposed that this Registration Statement will become effective on July 5, 2003, pursuant to Rule 488 under the Securities Act of 1933, unless an earlier effective date is requested pursuant to Rule 488 and Rule 461.

                                     PART C


         ITEM 16.  EXHIBITS

                   14       Substituted Consent of KPMG, LLP

                                   SIGNATURES

     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed on behalf of the Registrant, in the City of Omaha, State of Nebraska, on this 5th day of June, 2003.

                                                   FIRST FOCUS FUNDS, INC.

                                            By:    /s/ David P. Greer
                                                 -------------------------------
                                                   David P. Greer
                                                   President


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


  /s/ David P. Greer              President, Principal              June 5, 2003
-----------------------------     Executive, Financial
David P. Greer                    and Accounting Officer


*                                 Director                          June 5, 2003
-----------------------------
 Joseph Caggiano


*                                Director                           June 5, 2003
-----------------------------
 Robert A. Reed


*                                Director                           June 5, 2003
 -----------------------------
Harry A. Koch, Jr.


*                                Director                           June 5, 2003
-----------------------------
Gary Witt


*By:  /s/ David P. Greer
    -----------------------------
        David P. Greer
        Attorney-in-fact